Share-Based Compensation - Schedule of Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted-average grant date fair value (in Dollars per share)	$ 8.78	$ 189.6
Risk-free interest rate		4.33%
Expected volatility		110.00%
Expected term (years)		3 years 2 months 4 days
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	3.62%
Expected volatility	86.00%
Expected term (years)	6 years 4 months 28 days
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	4.17%
Expected volatility	87.00%
Expected term (years)	10 years